Basic and Diluted Earnings Per Common Share - Narrative (Details)	1 Months Ended
Sep. 30, 2019 shares
Earnings Per Share [Abstract]
Antidilutive securities (in shares)	0
Weighted average shares of common stock, basic and diluted (in shares)	22,500,000